PRAPAID EXPENSES AND OTHER CURRENT ASSETS	3 Months Ended
Mar. 31, 2023
Prapaid Expenses And Other Current Assets
PRAPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4 – PRAPAID EXPENSES AND OTHER CURRENT ASSETS

The following is a summary of prepaid expenses and other current assets:

	As of March 31,	As of December 31,
	2023	2022	2021
	(unaudited)
Prepaid Expenses	1,792	-	-
Prepaid expenses and other current assets	1,792	-	-